Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents (note 5)	$ 40,425	$ 60,773
Accounts receivable (note 6)	13,968	15,874
Unbilled receivables	7,069	7,152
Inventory (note 7)	5,168	5,283
Prepaid expenses	2,678	2,013
Assets, Current, Total	69,308	91,095
Other assets	1,641
Property, plant, and equipment (note 8)	6,049	6,424
Goodwill	6,498	6,498
Intangibles (note 9)	10,794	10,936
Goodwill And Intangible Assets, Net, Total	17,292	17,434
Total assets	94,290	114,953
Current liabilities
Accounts payable and accrued liabilities (note 10)	12,584	15,100
Deferred revenue	7,147	6,888
Liabilities, Current, Total	19,731	21,988
Share capital (note 11)
Common Shares, unlimited number of voting common shares authorized; 44,975,109 and 44,113,783 issued and outstanding at December 31, 2011 and December 31, 2010 respectively	144,410	143,050
Additional paid-in capital	4,291	3,176
Deficit	(73,984)	(53,059)
Accumulated other comprehensive loss	(158)	(202)
Stockholders' Equity Attributable to Parent, Total	74,559	92,965
Commitments and contingencies (note 14)
Total liabilities and shareholders' equity	$ 94,290	$ 114,953